9. OTHER NON-INTEREST INCOME	12 Months Ended
Sep. 30, 2013
Other Income and Expenses [Abstract]
OTHER NON-INTEREST INCOME	Other non-interest income consisted of the following:
	Year Ended September 30,
	2013	2012	2011

Life insurance contracts	$ 612	$ 608	$ 595
Other	202	222	231

	$ 814	$ 830	$ 826